OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Abstract]
Disclosure of other receivables and prepayments [text block]
18.	OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Prepayments	2,152	2,682
VAT recoverable	-	6,172
	2,152	8,854

All of the other receivables and prepayments are expected to be recovered or recognized as expense within one year. The net carrying value of these balances is considered a reasonable approximation of fair value.